UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04917

Morgan Stanley Mortgage Securities Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: October 31, 2013

Date of reporting period: April 30, 2013

Trustees

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Michael E. Nugent

W. Allen Reed

Fergus Reid

Officers

Michael E. Nugent

Chairperson of the Board

Arthur Lev

President and Principal Executive Officer

Mary Ann Picciotto

Chief Compliance Officer

Stefanie V. Chang Yu

Vice President

Francis J. Smith

Treasurer and Principal Financial Officer

Mary E. Mullin

Secretary

Transfer Agent

Morgan Stanley Services Company Inc.

P.O. Box 219886

Kansas City, Missouri 64121

Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

Adviser

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2013 Morgan Stanley

MTGSAN
672809 EXP [06/30/14]

INVESTMENT MANAGEMENT

Morgan Stanley

Mortgage Securities Trust

Semiannual

Report

April 30, 2013

Morgan Stanley Mortgage Securities Trust

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	8
Expense Example	9
Portfolio of Investments	10
Statement of Assets and Liabilities	16
Statement of Operations	17
Statements of Changes in Net Assets	18
Notes to Financial Statements	19
Financial Highlights	32
Results of Special Shareholder Meeting	36
U.S. Privacy Policy	37

Welcome Shareholder,

We are pleased to provide this semiannual report, in which you will learn how your investment in Morgan Stanley Mortgage Securities Trust performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended April 30, 2013

Total Return for the 6 Months Ended April 30, 2013

Class A	Class B	Class L (formerly Class C)	Class I	Barclays Capital Mortgage Index [1]	Lipper U.S. Mortgage Funds Index[2]
2.98%	2.74%	2.64%	3.16%	0.45%	1.10%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

In the six months ended April 30, 2013, U.S. Treasury rates were range-bound (with the 10-year note trading in a band of roughly 1.58 percent to 2.06 percent). The Federal Reserve’s (the Fed) third quantitative easing program (QE3) was increased in December 2012 to purchases of $45 billion in agency mortgage-backed securities (MBS) and $40 billion in U.S. Treasury securities per month.

Fixed-rate agency MBS performance was mixed in the six-month period. In late 2012, MBS benefited from the Fed’s QE3 program. However, as U.S. housing continued to show signs of recovery and the economy showed growth in the first quarter of 2013, concerns that the Fed’s asset purchase program may soon end kept banks from investing in MBS and caused fixed income money managers to allocate away from agency MBS. The premium for prepayment-protected bonds deteriorated in 2013 on fears that government policy initiatives could distort borrower refinancing behavior. Prepayments have continued to run high in 2013 as the government-sponsored refinance program (Home Affordable Refinance Program or HARP) continues to provide a refinancing mechanism for borrowers who would otherwise not be able to do so.

The U.S. housing market appeared to find a bottom. The most recent S&P/Case-Shiller Home Price Index number was up roughly 9 percent from a year prior, but was still 1 percent below its level in July 2010. The multi-family rental market continued to be strong with low vacancies and increasing rental rates. Additionally, measures comparing renting versus owning a home have converged to long-term averages. Large pools of capital have been deployed to buy foreclosed single family homes with the intent to rent them. This appears to have been one of the factors leading to the current stabilization of home prices.

Despite high nominal affordability due to lower property prices and lower interest rates, the hurdle to qualify for a loan remained high. Additionally, housing finance has not been restored to normal, as capital market financing continues to be dominated by agency MBS with a more than 90 percent share. Prior to 2008, it was roughly a 50/50 split between agency MBS and non-agency MBS. Improving housing fundamentals coupled with strong supply-demand technicals led to a significant rally in non-agency MBS prices as buyers sought to add additional exposure.

Commercial mortgage-backed securities (CMBS) performed well during the period as the commercial real estate market stabilized. Fundamentals in this market have improved as the economy continued to grow, albeit at a slow pace. This was evidenced by increased leasing activity, higher rents, lower capitalization rates and growing property transaction volumes. Availability of attractive financing terms for real estate assets (which continued to get better as indicated by loan officer survey data) was also very supportive of continued asset value appreciation.

The availability of financing is particularly important for the health of the commercial real estate sector and has shown signs of continued improvement with the volume of new issue CMBS increasing during the six-month period. During the first four months of 2013, there was roughly $30 billion of new CMBS issuance. This bodes well for continued investor support.

The credit profile of legacy CMBS has stabilized, and is now showing signs of improvement as new delinquency levels declined at a rapid pace. We believe newly issued bonds are likely to benefit from sound underwriting at an attractive point in the asset valuation cycle.

Performance Analysis

All share classes of Morgan Stanley Mortgage Securities Trust outperformed the Barclays Capital Mortgage Index (the “Index”) and the Lipper U.S. Mortgage Funds Index for the six months ended April 30, 2013, assuming no deduction of applicable sales charges.

The main contributors to the Fund’s outperformance were security selection within agency MBS and the portfolio’s exposure to what we believe are high-quality, seasoned non-agency MBS trading at discount dollar prices. In addition, the portfolio’s opportunistic position in CMBS added value during the first quarter of 2013, as we established a position in new issue securities. Conversely, our strategy of dynamic hedging using interest rate futures and swaps detracted from returns during the period.

We continue to believe that normalization of the housing market will be a gradual one.

In our view, agency mortgage bonds with prepayment protection characteristics continue to offer attractive yields and spreads. Additionally, we continue to believe that fixed rate non-agency MBS offer a compelling yield advantage while trading at discount dollar prices.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION+ as of 04/30/13
Agency Fixed Rate Mortgages	30.6%
Collateralized Mortgage Obligations – Agency Collateral Series	23.9
Mortgages – Other	23.5
Commercial Mortgage Backed Securities	10.7
Short-Term Investments	8.7
Asset-Backed Securities	2.0
Agency Adjustable Rate Mortgages	0.6

+ Does not include open long/short futures contracts with an underlying face amount of $16,616,078 with total unrealized appreciation of $172,375. Also does not include an open swap agreement with unrealized depreciation of $202,436.

LONG-TERM CREDIT ANALYSIS as of 04/30/13
AAA	10.4%
AA	55.8
A	5.6
BBB	3.1
BB	1.8
B or Below	22.8
Not Rated	0.5

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition data are as a percentage of total investments and long-term credit analysis data are as a percentage of total long-term investments.

Security ratings disclosed with the exception for those labeled “not rated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are obtained from Standard & Poor’s Ratings Group (“S&P”), Moody’s Investors Services, Inc (“Moody’s”) or Fitch Ratings (“Fitch”). If two or more NRSROs have assigned a rating to a security, the highest rating is used and if securities are not rated, the Investment Adviser has deemed them to be of comparable quality. Ratings from Moody’s or Fitch, when used, are converted into their equivalent S&P rating.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 80% of its assets in mortgage-related securities. These mortgage-related securities may include mortgage-backed securities such as mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), stripped mortgage-backed securities (“SMBS”), commercial mortgage-backed securities (“CMBS”) and inverse floating rate obligations (“inverse floaters”). In making investment decisions, the Adviser considers economic developments, interest rate levels and other factors. The Fund may invest in high yield securities (commonly referred to as “junk bonds”). The Fund is not limited as to the maturities or types of mortgage-backed securities in which it may invest.

For More Information

About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at

(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC’s web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC’s web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns — Period Ended April 30, 2013

	Class A Shares* (since 07/28/97)		Class B Shares** (since 03/31/87)		Class L Shares† (since 07/28/97)		Class I Shares† † (since 07/28/97)
Symbol	MTGAX		MTGBX		MTGCX		MTGDX
1 Year	7.60%[3]		7.00%[3]		7.05%[3]		7.96%[3]
	3.01	[4]	2.00	[4]	7.05	[4]	—
5 Years	4.86	[3]	4.25	[3]	4.29	[3]	5.20	[3]
	3.95	[4]	3.91	[4]	4.29	[4]	—
10 Years	3.59	[3]	3.06	[3]	2.97	[3]	3.85	[3]
	3.14	[4]	3.06	[4]	2.97	[4]	—
Since Inception	4.79	[3]	5.48	[3]	4.08	[3]	4.90	[3]
	4.50	[4]	5.48	[4]	4.08	[4]	—
Gross Expense Ratio	1.28		1.88		1.53		1.03

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class L, and Class I shares will vary due to differences in sales charges and expenses. See the Fund’s current prospectus for complete details on fees and sales charges. Expense ratios are as of the Fund’s fiscal year-end as outlined in the Fund’s current prospectus.

*	The maximum front-end sales charge for Class A is 4.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†	Effective February 25, 2013, Class C shares were renamed Class L shares. Class C shares held for less than one year were subject to a 1.0% CDSC. The CDSC on Class L shares was eliminated effective February 25, 2013.

††	Class I has no sales charge.

(1)	The Barclays Capital Mortgage Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). This Index is the Mortgage Backed Securities Fixed Rate component of the U.S. Aggregate Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper U.S. Mortgage Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper U.S. Mortgage Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper U.S. Mortgage Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including advisory fees, administration fees; distribution and shareholder services (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/12 – 04/30/13.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that “Expenses Paid During Period” are grossed up to reflect Fund expenses prior to the effect of Expense Offset (See Note 10 in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/12	04/30/13	11/01/12 – 04/30/13
Class A
Actual (2.98% return)	$1,000.00	$1,029.80	$4.98
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.89	$4.96
Class B
Actual (2.74% return)	$1,000.00	$1,027.40	$8.04
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.86	$8.00
Class L @@
Actual (2.64% return)	$1,000.00	$1,026.40	$7.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.50	$7.35
Class I
Actual (3.16% return)	$1,000.00	$1,031.60	$3.78
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.08	$3.76

@	Expenses are equal to the Fund’s annualized expense ratios of 0.99%, 1.60%, 1.47% and 0.75% for Class A, Class B, Class L and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.45%, 2.06%, 1.93% and 1.21% for Class A, Class B, Class L and Class I shares, respectively.
@@	Effective February 25, 2013, Class C shares were renamed Class L shares.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments■April 30, 2013 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Fixed Rate Mortgages (31.6%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
$242		9.50%	01/01/17 – 02/01/19	$265,011
295		10.00	04/01/16 – 12/01/20	322,404
	Gold Pools:
663		4.00	12/01/41	722,028
4,088		4.50	03/01/41 – 11/01/41	4,460,450
340		5.00	12/01/40 – 05/01/41	376,448
255		5.50	01/01/36 – 07/01/37	278,832
194		6.00	12/01/37 – 10/01/38	213,094
226		6.50	06/01/29 – 09/01/33	258,845
195		7.50	04/01/20 – 05/01/35	238,166
83		8.00	08/01/32	103,492
129		8.50	08/01/31	162,492
44		10.00	10/01/21	50,116
	Federal National Mortgage Association, Conventional Pools:
992		3.50	04/01/42 – 10/01/42	1,065,979
2,345		4.00	02/01/41 – 12/01/41	2,547,472
1,730		4.50	08/01/40 – 09/01/41	1,898,876
2,552		5.00	06/01/37 – 07/01/41	2,824,903
1,807		5.50	04/01/36 – 05/01/38	1,976,072
258		6.00	05/01/38	282,888
1,213		6.50	02/01/28 – 12/01/33	1,409,683
29		7.00	07/01/23 – 06/01/32	31,652
226		7.50	08/01/37	277,190
235		8.00	04/01/33	291,425
206		8.50	10/01/32	257,636
389		9.50	04/01/30	468,305
9		9.75	03/01/16	8,768
57		10.00	10/01/18	64,515
	Government National Mortgage Association, Various Pools:
1,106		3.50	08/20/42 – 02/20/43	1,201,654
268		4.50	08/15/39	293,981
1,696		5.00	05/15/40 – 05/20/41	1,879,676
92		8.00	05/20/30	99,936
167		11.00	04/15/21	178,586

	Total Agency Fixed Rate Mortgages (Cost $23,504,284)			24,510,575

	Collateralized Mortgage Obligations – Agency Collateral Series (24.7%)
	Federal Home Loan Mortgage Corporation,
	IO
3,007		1.395(a)	11/25/19	225,590
9,588		1.856(a)	04/25/17	535,449
	IO PAC REMIC
2,222		6.271(a)	06/15/40	411,848
1,889		6.351(a)	06/15/41	287,510

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments■April 30, 2013 (unaudited)  continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	IO REMIC
$3,976		1.958(a)%		06/15/38	$198,816
4,436		2.223(a)		05/15/38	239,730
1,490		4.00		07/15/38 – 04/15/39	272,063
2,808		5.851(a)		04/15/39 – 09/15/42	568,150
	IO STRIPS
376		7.00		06/01/30	72,854
360		7.50		12/01/29	60,028
1		8.00		01/01/28	178
406	REMIC	3.50		12/15/42	409,416
	Federal National Mortgage Association,
2,815	IO	6.19	(a)	09/25/20	852,105
	IO REMIC
3,388		3.50		06/25/30 – 02/25/39	475,014
2,767		4.00		07/25/32 – 05/25/42	520,167
124		5.00		08/25/37	2,659
2,113		5.45 (a)		11/25/41	407,902
4,144		5.80 (a)		03/25/39	898,983
2,416		5.90 (a)		09/25/42	590,803
12,626		5.95 (a)		01/25/43 – 03/25/43	2,587,252
1,001		6.23 (a)		03/25/42	263,163
1,883		6.25 (a)		03/25/42	378,573
2,157		6.30 (a)		04/25/39	420,507
3,034		6.35 (a)		02/25/41 – 08/25/41	519,017
641		6.40 (a)		09/25/38	143,253
	IO STRIPS
136		7.00		11/01/27	18,133
287		8.00		05/01/30 – 06/01/30	45,293
177		8.50		10/01/24	37,242
	REMIC
312		1.419(a)		12/25/23	319,277
41		4.00		04/25/42	40,737
343		5.695(b)		01/25/43	342,473
186		6.997(a)		04/25/39	202,482
	Government National Mortgage Association,
	IO
4,506		0.841(a)		08/20/58	152,253
12,868		3.50		11/16/36 – 11/20/42	2,440,299
4,192		4.00		03/20/42 – 09/16/42	709,737
259		5.00		02/16/41	42,639
3,197		5.80 (a)		02/16/41	700,926
1,914		5.801(a)		08/20/42	486,600
1,151		5.85 (a)		11/16/40	228,432
1,561		5.901(a)		08/20/42	359,501

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments■April 30, 2013 (unaudited)  continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$1,043		6.35 (a)%	08/16/34	$213,373
1,124		6.351(a)	06/20/40	288,198
1,143		6.40 (a)	04/16/41	260,453
1,122		6.431(a)	03/20/42	219,937
2,230		6.50 (a)	03/16/42	557,202
716		6.60 (a)	08/16/36	150,990

	Total Collateralized Mortgage Obligations – Agency Collateral Series (Cost $17,272,156)			19,157,207

	Mortgages – Other (24.3%)
	Alternative Loan Trust
57		5.50	02/25/25	57,705
447		6.00	08/25/17 – 02/25/37	379,929
464	PAC	5.50	04/25/37	377,650
869	Alternative Loan Trust Resecuritization	6.25	08/25/37	698,855
399	American Home Mortgage Investment Trust (c)	6.10	01/25/37	275,026
	Banc of America Alternative Loan Trust
936		0.65 (a)	11/25/36	580,566
219		6.00	04/25/36	208,568
1,114		6.226	10/25/36	917,960
864		6.50	05/25/46	696,375
	Banc of America Funding Trust
680		0.489(a)	07/20/36	612,311
454		6.099	10/25/36	378,081
27	Banc of America Mortgage Trust	5.25	11/25/19	28,021
12,889	Bear Stearns Mortgage Funding Trust, IO	0.50	01/25/37	249,657
756	Chase Mortgage Finance Trust	6.00	10/25/36 – 11/25/36	676,038
351	CHL Mortgage Pass-Through Trust, PAC	6.00	05/25/36	328,792
17	Citicorp Mortgage Securities Trust (See Note 6)	5.50	02/25/22	17,638
	First Horizon Alternative Mortgage Securities Trust
362		5.50	04/25/35	340,156
1,203		6.00	07/25/36	1,117,761
618	First Horizon Mortgage Pass-Through Trust	6.25	11/25/36	647,234
516	GSMSC Pass-Through Trust (c)	7.50 (a)	09/25/36	464,714
	GSR Mortgage Loan Trust
117		0.45 (a)	03/25/35	104,927
44		5.50	11/25/35	42,847
130	GTP Acquisition Partners I LLC (c)	4.704	05/15/18	130,000
995	Harborview Mortgage Loan Trust	0.399(a)	09/19/46	780,752
780	Impac CMB Trust	0.995(a)	10/25/34	725,198
232	IndyMac INDX Mortgage Loan Trust	5.09 (a)	12/25/35	211,329
	JP Morgan Mortgage Trust
76		3.048(a)	10/25/35	76,099
430		5.50	01/25/36	424,765

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments■April 30, 2013 (unaudited)  continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$1,485	IO	6.42 (a)%		01/25/37	$371,546
	Lehman Mortgage Trust
256		5.50		11/25/35	260,067
469		6.50		09/25/37	406,686
48	Mastr Adjustable Rate Mortgages Trust	2.649(a)		02/25/36	44,836
153	Merrill Lynch Mortgage Investors Trust	0.947(a)		04/25/29	150,021
140	Prime Mortgage Trust	5.50		11/25/21	142,584
	RALI Trust
1,178		5.50		04/25/22 – 06/25/35	1,138,626
590		6.00		04/25/36 – 06/25/36	497,888
1,010	Residential Accredit Loans, Inc.	6.00		05/25/36	855,439
247	Residential Asset Securitization Trust	0.50 (a)		05/25/35	239,891
299	Structured Asset Mortgage Investments II Trust	0.43 (a)		05/25/45	235,467
	Washington Mutual Mortgage Pass-Through Certificates
402		0.48 (a)		11/25/45	365,445
540		1.157(a)		07/25/46	437,993
415		2.488(a)		12/25/35	390,672
431		5.50		11/25/35	366,106
1,184		6.00		10/25/35	987,087
689	Wells Fargo Mortgage Backed Securities Trust	2.658(a)		10/25/35	340,665

	Total Mortgages – Other (Cost $16,511,331)				18,779,973

	Commercial Mortgage-Backed Securities (11.0%)
16,371	Citigroup Commercial Mortgage Trust, IO REMIC (See Note 6)	0.898		01/12/18	543,081
1,970	COMM Mortgage Trust	4.242(a)		01/10/46	2,097,702
145	Commercial Mortgage Pass-Through Certificates (c)	1.873		04/12/35	146,788
	Extended Stay America Trust
380	(c)	2.958		12/05/31	392,457
1,330	(c)	3.902		12/05/31	1,353,266
	GS Mortgage Securities Corp. II
1,310	(c)	2.80 (a)		11/08/29	1,320,992
300		3.549		03/05/33	310,710
15,378	IO (c)	0.844(a)		12/10/27	631,199
400	JP Morgan Chase Commercial Mortgage Securities Corp. (c)(d)	3.954(a)		04/15/28	396,000
253	Ladder Capital Commercial Mortgage Trust (c)	4.336		02/15/36	264,552
490	Queens Center Mortgage Trust (c)	3.59 (a)		01/11/37	465,050
295	Wells Fargo Commercial Mortgage Trust (c)	3.544		04/16/35	308,305
2,960	WF-RBS Commercial Mortgage Trust, IO (c)(d)	1.635	(a)	05/15/45	302,009

	Total Commercial Mortgage-Backed Securities (Cost $8,396,143)				8,532,111

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments■April 30, 2013 (unaudited)  continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Asset-Backed Securities (2.1%)
$575	Citigroup Mortgage Loan Trust, Inc. (See Note 6)	5.53%	11/25/34	$594,495
698	GSAA Home Equity Trust	4.537(a)	06/25/34	743,794
281	Nationstar Agency Advance Funding Trust (c)	1.892	02/18/48	285,074

	Total Asset-Backed Securities (Cost $1,368,584)			1,623,363

	Agency Adjustable Rate Mortgages (0.7%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
88		2.933	01/01/38	94,775
195		3.046	03/01/37	208,856
200		4.52	11/01/39	214,268

	Total Agency Adjustable Rate Mortgages (Cost $514,023)			517,899

	Short-Term Investments (8.9%)
	U.S. Treasury Security (0.2%)
165	U.S. Treasury Bill (Cost $164,946) (e)(f)	0.121	08/08/13	164,978

NUMBER OF SHARES (000)
	Investment Company (8.7%)
6,767	Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class (See Note 6) (Cost $6,767,120)			6,767,120

	Total Short-Term Investments (Cost $6,932,066)			6,932,098

	Total Investments (Cost $74,498,587) (g)		103.3%	80,053,226
	Liabilities in Excess of Other Assets		(3.3)	(2,546,937)

	Net Assets		100.0%	$77,506,289

IO	Interest Only.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
(a)	Variable/Floating Rate Security – Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2013.
(b)	Inverse Floating Rate Security – Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at April 30, 2013.
(c)	144A security – Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	When-issued security.
(e)	Rate shown is the yield to maturity at April 30, 2013.
(f)	All or a portion of this security has been physically segregated in connection with open futures contracts.
(g)	Securities are available for collateral in connection with the purchase of a when-issued security, open futures contracts and a swap agreement.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments■April 30, 2013 (unaudited)  continued

Futures Contracts Open at April 30, 2013:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION
69	Long	U.S. Treasury 10 yr. Note, Jun-13	$9,201,797	$102,981
34	Long	U.S. Treasury 5 yr. Note, Jun-13	4,237,781	21,346
11	Long	U.S. Treasury 30 yr. Bond, Jun-13	1,632,125	46,843
7	Long	U.S. Treasury 2 yr. Note, Jun-13	1,544,375	1,205

		Total Unrealized Appreciation		$172,375

Interest Rate Swap Agreement Open at April 30, 2013:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Goldman Sachs International	$1,190	3 Month LIBOR	Receive	3.77%	04/15/20	$(202,436)

LIBOR	London Interbank Offered Rate.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements

Statement of Assets and Liabilities

April 30, 2013 (unaudited)

Assets:
Investments in securities, at value (cost $66,723,243)	$72,130,892
Investment in affiliates, at value (cost $7,775,344 )	7,922,334

Total investments in securities, at value (cost $74,498,587)	80,053,226
Receivable for:
Interest	457,325
Shares of beneficial interest sold	248,793
Interest and dividends from affiliates	15,173
Investments sold	7,316
Due from Adviser	2,537
Prepaid expenses and other assets	39,414

Total Assets	80,823,784

Liabilities:
Unrealized depreciation on open swap agreements	202,436
Payable for:
Investments purchased	2,851,811
Shares of beneficial interest redeemed	68,241
Dividends to shareholders	41,429
Transfer agent fee	23,686
Distribution fee	17,662
Variation margin	8,608
Administration fee	2
Accrued expenses and other payables	103,620

Total Liabilities	3,317,495

Net Assets	$77,506,289

Composition of Net Assets:
Paid-in-capital	$100,343,073
Net unrealized appreciation	5,524,578
Accumulated undistributed net investment income	349,442
Accumulated net realized loss	(28,710,804)

Net Assets	$77,506,289

Class A Shares:
Net Assets	$65,370,388
Shares Outstanding (unlimited shares authorized, $0.01 par value)	7,233,170
Net Asset Value Per Share	$9.04

Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$9.44

Class B Shares:
Net Assets	$946,594
Shares Outstanding (unlimited shares authorized, $0.01 par value)	106,821
Net Asset Value Per Share	$8.86

Class L Shares: @@
Net Assets	$5,095,498
Shares Outstanding (unlimited shares authorized, $0.01 par value)	568,371
Net Asset Value Per Share	$8.97

Class I Shares:
Net Assets	$6,093,809
Shares Outstanding (unlimited shares authorized, $0.01 par value)	685,589
Net Asset Value Per Share	$8.89

@@	Effective February 25, 2013, Class C shares were renamed Class L shares.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements  continued

Statement of Operations

For the six months ended April 30, 2013 (unaudited)

Net Investment Income:

Income
Interest	$959,291
Interest and dividends from affiliates (Note 6)	19,433

Total Income	978,724

Expenses
Advisory fee (Note 4)	175,336
Distribution fee (Class A shares) (Note 5)	79,259
Distribution fee (Class B shares) (Note 5)	4,632
Distribution fee (Class L shares) (Note 5) @@	17,401
Professional fees	108,896
Transfer agent fees and expenses	44,669
Administration fee (Note 4)	29,844
Registration fees	29,769
Shareholder reports and notices	20,731
Custodian fees	17,857
Trustees’ fees and expenses	3,042
Other	21,071

Total Expenses	552,507
Less: amounts waived/reimbursed (Note 4)	(171,412)
Less: expense offset (Note 10)	(12)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(1,496)

Net Expenses	379,587

Net Investment Income	599,137

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	540,406
Futures contracts	77,277
Swap agreements	(20,485)

Net Realized Gain	597,198

Change in Unrealized Appreciation (Depreciation) on:
Investments	830,177
Investments in affiliates (Note 6)	48,326
Futures contracts	117,263
Swap agreements	9,080

Net Change in Unrealized Appreciation (Depreciation)	1,004,846

Net Gain	1,602,044

Net Increase	$2,201,181

@@	Effective February 25, 2013, Class C shares were renamed Class L shares.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements  continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2013	FOR THE YEAR ENDED OCTOBER 31, 2012
	(unaudited)
Increase (Decrease) in Net Assets:

Operations:
Net investment income	$599,137	$2,024,456
Net realized gain	597,198	1,260,983
Net change in unrealized appreciation (depreciation)	1,004,846	2,638,378

Net Increase	2,201,181	5,923,817

Dividends to Shareholders from Net Investment Income:
Class A shares	(1,339,892)	(2,466,819)
Class B shares	(19,805)	(40,901)
Class L shares @@	(88,826)	(84,660)
Class I shares	(81,253)	(64,393)

Total Dividends	(1,529,776)	(2,656,773)

Net increase (decrease) from transactions in shares of beneficial interest	1,714,091	(3,157)

Net Increase	2,385,496	3,263,887

Net Assets:
Beginning of period	75,120,793	71,856,906

End of Period
(Including accumulated undistributed net investment income of $349,442 and $1,280,081, respectively)	$77,506,289	$75,120,793

@@	Effective February 25, 2013, Class C shares were renamed Class L shares.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements■April 30, 2013 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Mortgage Securities Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to seek a high level of current income. The Fund was organized as a Massachusetts business trust on November 20, 1986 and commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class L shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, and six years, respectively. Class L shares and Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class L shares incur distribution expenses.

On February 25, 2013, Class C shares were renamed Class L shares.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. Among other things, these procedures allow the Fund to

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements■April 30, 2013 (unaudited)  continued

utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund’s commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements■April 30, 2013 (unaudited)  continued

E. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

G. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements■April 30, 2013 (unaudited)  continued

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2013.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$24,510,575	$—	$24,510,575
Collateralized Mortgage Obligations – Agency Collateral Series	—	19,157,207	—	19,157,207
Mortgages – Other	—	18,779,973	—	18,779,973
Commercial Mortgage-Backed Securities	—	8,532,111	—	8,532,111
Asset-Backed Securities	—	1,623,363	—	1,623,363
Agency Adjustable Rate Mortgages	—	517,899	—	517,899
Total Fixed Income Securities	—	73,121,128	—	73,121,128
Short-Term Investments
U.S. Treasury Security	—	164,978	—	164,978
Investment Company	6,767,120	—	—	6,767,120
Total Short-Term Investments	6,767,120	164,978	—	6,932,098
Futures Contracts	172,375	—	—	172,375
Total Assets	6,939,495	73,286,106	—	80,225,601
Liabilities:
Interest Rate Swap Agreement	—	(202,436)	—	(202,436)
Total	$6,939,495	$73,083,670	$—	$80,023,165

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of April 30, 2013, the Fund did not have any investments transfer between investment levels.

3. Derivatives

The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements■April 30, 2013 (unaudited)  continued

investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund’s holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures    A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

Swaps    An over-the-counter (“OTC”) swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Most swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements■April 30, 2013 (unaudited)  continued

swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rates or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments will require the clearing and exchange-trading of many OTC swap agreements. Mandatory exchange-trading and clearing will occur on a phased-in basis.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with “Due from (to) broker” in the Statement of Assets and Liabilities.

FASB ASC 815, Derivatives and Hedging: Overall (“ASC 815”), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of April 30, 2013.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin	$172,375	†	Variation margin	$— †
	Unrealized appreciation on open swap agreement	—		Unrealized depreciation on open swap agreement	(202,436)

		$172,375			$(202,436)

†	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Portfolio of Investments. Only current day’s net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended April 30, 2013 in accordance with ASC 815.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
PRIMARY RISK EXPOSURE	FUTURES	SWAPS
Interest Rate Risk	$77,277	$(20,485)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
PRIMARY RISK EXPOSURE	FUTURES	SWAPS
Interest Rate Risk	$117,263	$9,080

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements■April 30, 2013 (unaudited)  continued

For the six months ended April 30, 2013, the average monthly original value of futures contracts was $19,900,724 and the average monthly notional value of swap agreements was $1,190,000.

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.47% to the portion of the daily net assets not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.395% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.37% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.345% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.32% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.295% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.27% to the portion of the daily net assets exceeding $12.5 billion. For the six months ended April 30, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.05% of the Fund’s daily net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser and Administrator have agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding (12b-1) fees, certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.75% for each class. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Fund’s Board of Trustees acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems such action is appropriate.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of the Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements■April 30, 2013 (unaudited)  continued

shares; (ii) Class B — up to 0.85% of the average daily net assets of Class B shares; and (iii) Class L — up to 0.50% of the average daily net assets of Class L shares.

On February 25, 2013, Class C shares were renamed Class L shares. In addition, the Board of Trustees approved an amendment to the Plan of Distribution reducing the distribution and shareholder services (12b-1) fee for the Fund’s Class L shares from 0.85% to 0.50% of the average daily net assets of such Class, effective February 25, 2013.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $9,214,447 at April 30, 2013.

In the case of Class A shares and Class L shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.50% of the average daily net assets of Class A shares or Class L shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Smith Barney Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2013, the distribution fee was accrued for Class A shares and Class L shares at the annual rate of 0.24% and 0.72%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2013, it received contingent deferred sales charges from certain redemptions of the Fund’s Class B shares and Class L shares of $5,332 and $2,852, respectively, and received $29,927 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

6. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2013, aggregated $39,438,409 and $40,918,601, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $25,180,528 and $36,017,552, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements■April 30, 2013 (unaudited)  continued

administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended April 30, 2013, advisory fees paid were reduced by $1,496 relating to the Fund’s investment in the Liquidity Funds.

A summary of the Fund’s transactions in shares of the Liquidity Funds during the six months ended April 30, 2013 is as follows:

VALUE OCTOBER 31, 2012	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE APRIL 30, 2013
$3,059,980	$22,226,105	$18,518,965	$529	$6,767,120

The Fund had the following transactions with Citigroup, Inc., and its affiliated broker-dealers, which may be deemed to be affiliates of the Adviser, Administrator and Distributor under Section 17 of the Act, for the six months ended April 30, 2013:

VALUE OCTOBER 31, 2012	PURCHASES AT COST	SALES	REALIZED GAIN	INTEREST INCOME	VALUE APRIL 30, 2013
$584,054	$553,255	$16,065	$ —	$18,904	$1,155,214

Morgan Stanley Services Company Inc., an affiliate of the Adviser and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2013, included in “Trustees’ fees and expenses” in the Statement of Operations amounted to $2,116. At April 30, 2013, the Fund had an accrued pension liability of $59,052, which is included in “Accrued expenses and other payables” in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements■April 30, 2013 (unaudited)  continued

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2013		FOR THE YEAR ENDED OCTOBER 31, 2012
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	467,728	$4,199,868	245,811	$2,143,670
Conversion from Class B	40,146	360,416	80,802	704,202
Reinvestment of dividends	137,980	1,238,589	270,544	2,370,521
Redeemed	(784,568)	(7,052,080)	(1,163,394)	(10,147,440)

Net decrease – Class A	(138,714)	(1,253,207)	(566,237)	(4,929,047)

CLASS B SHARES
Sold	45,439	399,968	31,263	269,994
Conversion to Class A	(40,944)	(360,416)	(82,415)	(704,202)
Reinvestment of dividends	1,903	16,748	4,422	37,871
Redeemed	(24,386)	(214,973)	(21,805)	(186,332)

Net decrease – Class B	(17,988)	(158,673)	(68,535)	(582,669)

CLASS L SHARES @@
Sold	127,622	1,136,871	313,347	2,759,618
Reinvestment of dividends	9,549	85,047	9,570	83,387
Redeemed	(94,695)	(844,506)	(47,842)	(416,775)

Net increase – Class L	42,476	377,412	275,075	2,426,230

CLASS I SHARES
Sold	433,674	3,834,345	385,907	3,316,576
Reinvestment of dividends	8,826	77,958	7,369	64,296
Redeemed	(131,955)	(1,163,744)	(33,823)	(298,543)

Net increase – Class I	310,545	2,748,559	359,453	3,082,329

Net increase (decrease) in Fund	196,319	$1,714,091	(244)	$(3,157)

@@	Effective February 25, 2013, Class C shares were renamed Class L shares.

The Board of Trustees approved, effective February 25, 2013, the suspension of the continuous offering of Class B shares to new and existing shareholders.

8. Federal Income Tax Status

It is the Fund’s intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements■April 30, 2013 (unaudited)  continued

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Dividends from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in ‘‘Other Expenses” in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2012, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2012 and 2011 was as follows:

2012 DISTRIBUTIONS PAID FROM:	2011 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	ORDINARY INCOME
$2,656,773	$2,685,859

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to losses on paydowns and swaps, and an expired capital loss carryforward, resulted in the following reclassifications among the Fund’s components of net assets at October 31, 2012:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$1,366,297	$(1,099,223)	$(267,074)

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements■April 30, 2013 (unaudited)  continued

At October 31, 2012, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$1,353,131	$ —

At April 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $6,042,062 and the aggregate gross unrealized depreciation is $487,423 resulting in net unrealized appreciation of $5,554,639.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act modernizes several tax provisions related to Regulated Investment Companies (“RICs”) and their shareholders. One key change made by the Modernization Act is that capital losses will generally retain their character as short-term or long-term and may be carried forward indefinitely to offset future gains. These losses are utilized before other capital loss carryforwards that expire. Generally, the Modernization Act is effective for taxable years beginning after December 22, 2010.

At October 31, 2012, the Fund had available for Federal income tax purposes unused short-term capital losses of $47,451 that did not have an expiration date.

In addition, at October 31, 2012, the Fund had available for Federal income tax purposes capital loss carryforwards, which will expire on the indicated dates:

AMOUNT	EXPIRATION
$5,681,491	October 31, 2013
3,078,184	October 31, 2014
813,955	October 31, 2015
12,692,663	October 31, 2016
6,943,151	October 31, 2017

During the year ended October 31, 2012, the Fund expired capital loss carryforwards for Federal income tax purposes of $267,074.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

9. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”). These are fixed income

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements■April 30, 2013 (unaudited)  continued

securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency (“FHFA”) serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

10. Expense Offset

The Fund has entered into an arrangement with State Street (the “Custodian”), whereby credits realized on uninvested cash balances may be used to offset a portion of the Fund’s expenses. If applicable, these custodian credits are shown as “expense offset” in the Statement of Operations.

11. Accounting Pronouncement

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund’s financial statements.

Morgan Stanley Mortgage Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED APRIL 30, 2013		FOR THE YEAR ENDED OCTOBER 31,
			2012		2011		2010^		2009^		2008^
	(unaudited)
Class A Shares

Selected Per Share Data:
Net asset value, beginning of period	$8.96		$8.56		$8.49		$8.25		$7.71		$9.03

Income (loss) from investment operations:
Net investment income	0.07		0.24		0.24		0.21		0.27		0.41
Net realized and unrealized gain (loss)	0.19		0.48		0.12		0.30		0.52		(1.32)

Total income (loss) from investment operations	0.26		0.72		0.36		0.51		0.79		(0.91)

Less dividends from net investment income	(0.18)		(0.32)		(0.29)		(0.27)		(0.25)		(0.41)

Net asset value, end of period	$9.04		$8.96		$8.56		$8.49		$8.25		$7.71

Total Return(1)	2.98	%(6)	8.62%		4.37%		6.33%		10.24%		(10.22)%

Ratios To Average Net Assets(2):
Net expenses	0.99	%(3)(4)(7)	1.16	%(3)(4)	1.27	%(3)	1.21	%(3)	1.16	%(3)	1.15	%(3)
Net investment income	1.63	%(3)(4)(7)	2.84	%(3)(4)	2.83	%(3)	2.52	%(3)	3.31	%(3)	4.83	%(3)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.01%		0.00	%(5)	0.01%		0.01%		0.01%

Supplemental Data:
Net assets, end of period, in thousands	$65,370		$66,046		$67,975		$77,318		$83,782		$88,098
Portfolio turnover rate	53	%(6)	238%		309%		333%		499%		499%

^	Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(1)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(3)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(4)	If the Fund had borne all of its expenses that were waived by the Adviser and Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2013	1.45%	1.17%
October 31, 2012	1.27	2.73

(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights  continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2013		FOR THE YEAR ENDED OCTOBER 31,
			2012		2011		2010^		2009^		2008^
	(unaudited)
Class B Shares

Selected Per Share Data:
Net asset value, beginning of period	$8.78		$8.39		$8.33		$8.10		$7.57		$8.87

Income (loss) from investment operations:
Net investment income	0.05		0.19		0.19		0.16		0.22		0.35
Net realized and unrealized gain (loss)	0.19		0.47		0.11		0.29		0.51		(1.30)

Total income (loss) from investment operations	0.24		0.66		0.30		0.45		0.73		(0.95)

Less dividends from net investment income	(0.16)		(0.27)		(0.24)		(0.22)		(0.20)		(0.35)

Net asset value, end of period	$8.86		$8.78		$8.39		$8.33		$8.10		$7.57

Total Return(1)	2.74	%(6)	7.99%		3.70%		5.77%		9.44%		(10.80)%

Ratios To Average Net Assets(2):
Net expenses	1.60	%(3)(4)(7)	1.76	%(3)(4)	1.87	%(3)	1.81	%(3)	1.76	%(3)	1.76	%(3)
Net investment income	1.02	%(3)(4)(7)	2.24	%(3)(4)	2.23	%(3)	1.92	%(3)	2.71	%(3)	4.22	%(3)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.01%		0.00	%(5)	0.01%		0.01%		0.01%

Supplemental Data:
Net assets, end of period, in thousands	$947		$1,096		$1,623		$5,575		$9,240		$14,714
Portfolio turnover rate	53	%(6)	238%		309%		333%		499%		499%

^	Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(1)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(3)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(4)	If the Fund had borne all of its expenses that were waived by the Adviser and Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2013	2.06%	0.56%
October 31, 2012	1.87	2.13

(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights  continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2013		FOR THE YEAR ENDED OCTOBER 31,
			2012		2011		2010^		2009^		2008^
	(unaudited)
Class L Shares

Selected Per Share Data:
Net asset value, beginning of period	$8.89		$8.48		$8.41		$8.17		$7.64		$8.95

Income (loss) from investment operations:
Net investment income	0.05		0.19		0.19		0.16		0.22		0.35
Net realized and unrealized gain (loss)	0.19		0.49		0.12		0.30		0.51		(1.30)

Total income (loss) from investment operations	0.24		0.68		0.31		0.46		0.73		(0.95)

Less dividends from net investment income	(0.16)		(0.27)		(0.24)		(0.22)		(0.20)		(0.36)

Net asset value, end of period	$8.97		$8.89		$8.48		$8.41		$8.17		$7.64

Total Return(1)	2.64	%(6)	8.11%		3.76%		5.73%		9.51%		(10.78)%

Ratios To Average Net Assets(2):
Net expenses	1.47	%(3)(4)(7)	1.76	%(3)(4)	1.86	%(3)	1.81	%(3)	1.76	%(3)	1.76	%(3)
Net investment income	1.15	%(3)(4)(7)	2.24	%(3)(4)	2.24	%(3)	1.92	%(3)	2.71	%(3)	4.22	%(3)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.01%		0.00	%(5)	0.01%		0.01%		0.01%

Supplemental Data:
Net assets, end of period, in thousands	$5,095		$4,673		$2,128		$2,502		$3,123		$3,755
Portfolio turnover rate	53	%(6)	238%		309%		333%		499%		499%

^	Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(1)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period. Effective February 25, 2013, Class C shares were renamed Class L shares. Class C shares held for less than one year were subject to a 1.0% contingent deferred sales charge. The contingent deferred sales charge on Class L shares was eliminated effective February 25, 2013.
(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(3)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(4)	If the Fund had borne all of its expenses that were waived by the Adviser and Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2013	1.93%	0.69%
October 31, 2012	1.87	2.13

(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights  continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2013		FOR THE YEAR ENDED OCTOBER 31,
			2012		2011		2010^		2009^		2008^
	(unaudited)
Class I Shares

Selected Per Share Data:
Net asset value, beginning of period	$8.81		$8.40		$8.32		$8.09		$7.56		$8.85

Income (loss) from investment operations:
Net investment income	0.08		0.25		0.26		0.23		0.29		0.42
Net realized and unrealized gain (loss)	0.19		0.49		0.13		0.29		0.50		(1.29)

Total income (loss) from investment operations	0.27		0.74		0.39		0.52		0.79		(0.87)

Less dividends from net investment income	(0.19)		(0.33)		(0.31)		(0.29)		(0.26)		(0.42)

Net asset value, end of period	$8.89		$8.81		$8.40		$8.32		$8.09		$7.56

Total Return(1)	3.16	%(6)	8.94%		4.78%		6.52%		10.51%		(9.96)%

Ratios To Average Net Assets(2):
Net expenses	0.75	%(3)(7)	0.91	%(3)(4)	1.02	%(3)	0.96	%(3)	0.91	%(3)	0.91	%(3)
Net investment income	1.87	%(3)(7)	3.09	%(3)(4)	3.08	%(3)	2.77	%(3)	3.56	%(3)	5.07	%(3)
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.01%		0.00	%(5)	0.01%		0.01%		0.01%

Supplemental Data:
Net assets, end of period, in thousands	$6,094		$3,305		$131		$177		$187		$7,747
Portfolio turnover rate	53	%(6)	238%		309%		333%		499%		499%

^	Beginning with the year ended October 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(1)	Calculated based on the net asset value as of the last business day of the period.
(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(3)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(4)	If the Fund had borne all of its expenses that were waived by the Adviser and Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 3013	1.21%	1.41%
October 31, 2012	1.02	2.98

(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Results of Special Shareholder Meeting (unaudited)

On April 24, 2013, a Special Meeting of Shareholders of the Fund was held in order to vote to amend the fundamental investment restriction of the Fund regarding concentration. The voting results were as follow:

For	Against	Abstain
3,679,927	328,081	374,974

Morgan Stanley Mortgage Securities Trust

U.S. Privacy Policy (unaudited)

An Important Notice Concerning Our U.S. Privacy Policy

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds (“us”, “our”, “we”).

We are required by federal law to provide you with notice of our U.S. privacy policy (“Policy”). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates’ use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as “personal information.” We also use the term “affiliated company” in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

Morgan Stanley Mortgage Securities Trust

U.S. Privacy Policy (unaudited)  continued

1.  What Personal Information Do We Collect From You?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•

We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

a. Information We Disclose to Affiliated Companies.    We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.    We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

Morgan Stanley Mortgage Securities Trust

U.S. Privacy Policy (unaudited)  continued

3.  How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  How Can You Limit Our Sharing Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies’ use of personal information for marketing purposes, as described in this notice, you may do so by:

•	Calling us at (800) 548-7786

Monday-Friday between 8a.m. and 5p.m. (EST)

Morgan Stanley Mortgage Securities Trust

U.S. Privacy Policy (unaudited)  continued

•	Writing to us at the following address:

Morgan Stanley Services Company Inc.

c/o Privacy Coordinator

201 Plaza Two, 3rd Floor

Jersey City, New Jersey 07311

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies’ use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies’ products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  What if an affiliated company becomes a nonaffiliated third party?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Morgan Stanley Mortgage Securities Trust

U.S. Privacy Policy (unaudited)  continued

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Item 1 - Report to Shareholders

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

1

Item 11. Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
June 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
June 19, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2013